Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Emerald Health Therapeutics Inc.
Entity Central Index Key	0001768225
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	160,986,373
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer?	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Entity File Number	333-229744
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Current Reporting Status	Yes